Other Liabilities - Non-current - Summary of Movement of Contract Liabilities (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2019 INR (₨)
Miscellaneous non-current liabilities [abstract]
Opening contract liabilities (regrouped on transition to IFRS 15)	₨ 78,678.9
Transition impact of IFRS 15	2,766.9
Amount recognized in revenue during the year	(35,783.9)
Amount received in advance during the year	49,580.5
Amount refunded to customers during the year	(2,175.5)
Reversal of liabilities directly associated with assets held-for-sale	717.7
Currency translation	(1,279.9)
Balance at the end	₨ 92,504.7